Contributed Equity	12 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Contributed equity

Note 23 Contributed equity

(a) Share capital

	Year Ended 30 June
	2022	2021	2022	2021
	Number of shares	Number of shares	Amount	Amount
Ordinary shares
Fully paid	485,951,369	404,601,384	$458,677,068	$233,196,507

(b)
Ordinary share capital

Date	Details	Note	Number of Shares	Issue Price	Amount
July 1, 2020	Balance		348,206,772		$99,851,510
July 10, 2020	Exercise of options	(e)	250,000	$0.80	$200,000
Sept 23, 2020	Settlement of limited recourse loan	(j)	—		$1,500,000
Sept 24, 2020	Exercise of options	(e)	500,000	$0.90	$450,000
Sept 24, 2020	Exercise of options	(e)	2,500,000	$0.66	$1,650,000
Sept 28, 2020	Exercise of performance rights	(g)	158,865	—	$—
Mar 3, 2021	Placement to institutional investors	(h)	39,700,000	$2.90	$115,130,000
Mar 16, 2021	Exercise of performance rights	(g)	3,400,000	—	$—
Mar 16, 2021	Exercise of options	(e)	1,500,000	$0.74	$1,110,000
Mar 16, 2021	Exercise of options	(e)	30,000	$0.90	$27,000
Mar 16, 2021	Exercise of options	(e)	33,333	$0.50	$16,667
May 11, 2021	Placement to directors	(h)	5,672,414	$2.90	$16,450,001
May 24, 2021	Exercise of options	(e)	2,500,000	$0.66	$1,650,000
June 3, 2021	Exercise of options	(e)	150,000	$0.90	$135,000
	Share issue costs	(i)			$(4,973,671)
June 30, 2021	Balance		404,601,384		$233,196,507
Sept 30, 2021	Placement shares	(d)	77,962,578	$2.67	$208,138,475
Dec 14, 2021	Exercise of performance rights	(c)	1,291,851	—	$—
Feb 1, 2022	KORE Power Consideration Shares	(f)	1,974,723	$8.87	$17,515,793
Mar 8, 2022	Exercise of options	(e)	33,333	$0.50	$16,667
May 31, 2022	Exercise of performance rights	(c)	87,500	—	$—
	Share issue costs		—		$(190,374)
June 30, 2022	Balance		485,951,369		$458,677,068

(c)
Exercise of performance rights

On September 28, 2020, 158,865 ordinary shares were issued to an entity controlled by Philip St Baker, on the exercise of 158,865 vested performance rights.

On March 16, 2021, 3,400,000 ordinary shares were issued to Key Management Personnel and other employees on the exercise of 3,400,000 vested performance rights.

On May 31, 2022, 87,500 ordinary shares were issued to Key Management Personnel and other employees on the exercise of 87,500 vested performance rights.

On December 14, 2021, 1,291,851 ordinary shares were issued on the exercise of vested performance rights. Of these, 599,851 were issued to Key Management Personnel (Robert Natter 200,000; Anthony Bellas 200,000; Nick Liveris 107,851; Chris Burns 92,000) following shareholder approval at the Annual General Meeting held on November 30, 2021. 600,000 were issued to Philip St Baker (a related party of Director Trevor St Baker), and 92,000 were issued to employees of the Group.

(d)
Placement shares

On September 30, 2021, 77,962,578 ordinary shares were issued to Phillips 66 for a purchase price of USD$150 million, which converted to AUD$2.67 per share.

(e)
Exercise of options

On July 10, 2020, 250,000 options were exercised by a Director, Admiral Robert Natter, at $0.80 per share.

On September 24, 2020, 500,000 options were exercised by a Director, Admiral Robert Natter, at $0.90 per share and 2,500,000 options were exercised by a Director, Andrew Liveris, at $0.66 per share.

On March 16, 2021 employees of the Group exercised 1,500,000 options at $0.74 per share, 30,000 options at $0.90 per share and 33,333 options at $0.50 per share.

On May 24, 2021, 2,500,000 options were exercised by a Director, Andrew Liveris, at $0.66 per share.

On June 3, 2021 employees of the Group exercised 150,000 options at $0.90 per share.

On March 8, 2022, 33,333 options were exercised at $0.50 per share.

(f) KORE Power Consideration Shares

On January 31, 2022, NOVONIX Limited entered into a Securities Purchase Agreement with KORE Power, Inc. (“KORE Power”) a US based developer of battery cell technology for the clean energy industry, under which NOVONIX Limited acquired 3,333,333 shares of KORE Power Common Stock, representing approximately 5% of the common equity of KORE Power. The consideration for the shares in KORE Power totaled USD$25M and was settled through a combination of 50% cash and 50% through the issue of 1,974,723 ordinary shares in NOVONIX Limited (refer to note 16).

(g) Institutional placement

On March 3, 2021 the Company issued 39,700,000 ordinary fully paid shares to institutional investors at $2.90 per share.

(h) Director placement

On May 11, 2021 5,672,414 ordinary shares were issued to directors or their nominees raising $16.45 million. 4,137,931 of these ordinary shares were issued to Trevor St Baker’s nominees at $2.90 per share, 1,034,483 of these ordinary shares were issued to Andrew Liveris’ nominees at $2.90 per share, 431,034 of these ordinary shares were issued to Robert Natter at $2.90 per share and 68,966 of these ordinary shares were issued to Robert Cooper at $2.90 per share.

(i) Share issue expenses

During the year ended June 30, 2021 the Company had cash outflows for share issue expenses of $7,908,866, of which $4,973,671 related to the year ended June 30, 2021, $1,458,798 related to the capital raising completed in June 2020 and the balance related to deferred share issuance costs.

(j) Settlement of limited recourse loan

On September 23, 2020, Philip St Baker, as part of his separation arrangements with the Company, settled the $1,500,000 limited recourse loan entered into in 2019 for the purpose of funding the exercise of 5,000,000 options. The loan was settled through:

•
the relinquishing of 736,968 vested performance rights, which were convertible on a 1:1 basis to ordinary shares, with a market value of $1,252,846; and
•
outstanding net employee entitlements amounting to $247,154.

The relinquishment of the vested performance rights has been recognized within the share-based payment reserve.

(k)
Capital Management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders, benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The capital structure of the Group includes equity attributable to equity holders, comprising of issued capital, reserves and accumulated losses. In order to maintain or adjust the capital structure, the Company may issue new shares, sell assets to reduce debt or adjust the level of activities undertaken by the company.

The Group monitors capital on the basis of cash flow requirements for operational, and exploration and evaluation expenditure. The Group will continue to use capital market issues to satisfy anticipated funding requirements.

The Group has no externally imposed capital requirements. The Group’s strategy for capital risk management is unchanged from prior years.